CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Nov. 08, 2019 $ / shares	Aug. 31, 2019 shares	Dec. 31, 2018 $ / shares
Accounts payable		¥ 56,266		¥ 64,641
Salary and welfare payables		55,788		45,580
Taxes payable		12,836		18,824
Deferred revenue		28,863		18,849
Amounts due to related parties		1,328		548
Accrued liabilities and other payables		17,501		13,560
Short-term bank loan		5,000
Operating lease liabilities		16,302		15,132
Operating lease liabilities		¥ 586		¥ 12,426
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares			$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares) | shares							4,326,574,000
Ordinary shares, shares issued (in shares) | shares							189,388,000
Ordinary shares, shares outstanding (in shares) | shares							189,388,000
Treasury stock (in shares) | shares		16,201,618		15,557,593
Class A ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares	$ 0.0001		0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares) | shares		4,903,917,300		4,903,917,300
Ordinary shares, shares issued (in shares) | shares		907,346,745		884,846,745	841,275,820
Ordinary shares, shares outstanding (in shares) | shares		893,706,595		871,850,620	841,275,820
Class B ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares	$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares) | shares		96,082,700		96,082,700
Ordinary shares, shares issued (in shares) | shares		96,082,700		96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares) | shares		96,082,700		96,082,700	96,082,700
VIEs
Accounts payable		¥ 56,069		¥ 64,641
Salary and welfare payables		37,631		32,749
Taxes payable		11,311		17,207
Deferred revenue		28,863		18,849
Amounts due to related parties		1,328		548
Accrued liabilities and other payables		12,621		8,219
Short-term bank loan		5,000		0
Operating lease liabilities		16,302		15,132
Operating lease liabilities		¥ 586		¥ 12,426